Commitments and contingencies (Details Narrative) - EUR (€)		1 Months Ended		6 Months Ended
	Feb. 11, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Feb. 28, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Investment Owned, Balance, Principal Amount				€ 5,425,000
Debt related commitment fees and debt issuance costs				2,420,000
Incurred expenses				1,600,000	€ 800,000
Manufacturing costs				€ 8,200,000
Royalties net sales percentage				4.00%
Research and development				€ 3,921,802	€ 1,640,579
Material cost						€ 700,000
Third party costs						€ 1,500,000
Annual rent amount				15,150
Minimum payments amount outstanding				22,725
Insurance expenses outstanding for payments related to automobile				€ 18,000
Minimum [Member]
Loss Contingencies [Line Items]
Royalty fees percentage				0.50%
Maximum [Member]
Loss Contingencies [Line Items]
Royalty fees percentage				1.00%
AGC Biologics Agreement [Member]
Loss Contingencies [Line Items]
Potential milestone				€ 300,000
AGC Agreement [Member]
Loss Contingencies [Line Items]
Manufacturing costs				1,000,000.0
Transfer fees				500,000
Framework Service Agreement [Member]
Loss Contingencies [Line Items]
Manufacturing costs			€ 311,280
Research and development		€ 311,280
Process Transfer Agreement [Member]
Loss Contingencies [Line Items]
Raw materials							€ 405,000
Raw materials handling							40,500
Material cost							€ 24,000
Total commitment amount				€ 62,190
Lease Agreement [Member]
Loss Contingencies [Line Items]
Finance lease agreement amount	€ 27,985